Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Balance Sheet (Details) - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Balance Sheet [Line Items]
Accumulated depreciation, depletion, and amortization, net			$ (4,951,565)				$ (2,759,226)
Total oil and natural gas properties, net	$ 83,974,647		85,491,796				97,525,912
TOTAL ASSETS	90,315,904		90,478,586				102,705,017
Accrued liabilities and other			9,821,912
Total current liabilities	27,061,132		24,926,896				36,390,779
Deferred tax liability			4,830,392				2,692,733
Total for non-current liabilities	13,879,563		11,764,391				41,244,767
Total liabilities	40,940,695		36,691,287				77,635,546
Accumulated deficit	(40,601,059)		(34,135,880)				(26,669,798)
Total stockholders’ equity attributable to Eon Resources, Inc.	48,575,209		52,987,299				3,843,287
Total stockholders’ equity	48,575,209	$ 48,856,323	52,987,299		$ 34,389,834	$ 29,151,056	24,269,471	$ 27,902,229
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS’ EQUITY	$ 90,315,904		90,478,586				102,705,017
As Reported [Member]
Schedule of Consolidated Balance Sheet [Line Items]
Accumulated depreciation, depletion, and amortization, net			(8,491,565)
Total oil and natural gas properties, net			81,951,796	$ 84,177,401	100,068,351	98,069,791
TOTAL ASSETS			86,938,586	89,515,298	105,963,996	103,860,046
Accrued liabilities and other			9,784,912
Total current liabilities			24,889,896	15,258,502	27,607,625	33,707,812
Deferred tax liability			3,959,392
Total for non-current liabilities			10,893,391	13,358,587	40,139,959	37,644,078
Total liabilities			35,783,287	28,617,089	67,747,584	71,351,890
Accumulated deficit			(36,767,880)	(25,211,275)	(31,072,183)	(29,951,259)
Total stockholders’ equity attributable to Eon Resources, Inc.			50,355,299	60,898,209	16,995,998	11,287,742
Total stockholders’ equity			50,355,299	60,898,209	38,216,412	32,508,156	24,269,471
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS’ EQUITY			86,938,586	89,515,298	105,963,996	103,860,046
Adjustment [Member]
Schedule of Consolidated Balance Sheet [Line Items]
Accumulated depreciation, depletion, and amortization, net			3,540,000
Total oil and natural gas properties, net			3,540,000	7,672	(1,043,485)	(36,870)
TOTAL ASSETS			3,540,000	501,078	105,723	(36,870)
Accrued liabilities and other			37,000
Total current liabilities			37,000	1,448,577	621,751	29,847
Deferred tax liability			871,000
Total for non-current liabilities			871,000	3,060,493	2,510,550	2,490,383
Total liabilities			908,000	4,509,070	3,132,301	2,520,230
Accumulated deficit			2,632,000	(2,478,933)	(581,448)	1,253,477
Total stockholders’ equity attributable to Eon Resources, Inc.			2,632,000	(4,807,992)	381,187	850,665
Total stockholders’ equity			2,632,000	(4,807,992)	(3,826,578)	(3,357,100)	$ (3,450,000)
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS’ EQUITY			$ 3,540,000	$ 501,078	$ 105,723	$ (36,870)